Additional Paid-In Capital (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued (Note 9) (in shares)		4,757,941
Expected life (years)	5 years	5 years	5 years
Expected volatility, Minimum	72.26%	81.69%	83.40%
Expected volatility, Maximum	72.26%	83.67%	83.86%
Risk free interest rate, Minimum	1.70%	0.77%	0.88%
Risk free interest rate, Maximum	1.70%	0.88%	1.60%
Dividend Yield	0.00%	0.00%	0.00%
Warrants outstanding (in shares)	19,977,743	19,977,743	15,850,238
Stock options granted (in shares)	985,000	600,000
Forfeited, Number of units (in shares)		107,832
Warrant price per share	$ 5.00
In July 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding (in shares)	2,666,666
In December 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding (in shares)	2,091,275
In October 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding (in shares)	15,219,802
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to unvested options	$ 1,811
Weighted average compensation recognition period	1 year 9 months 26 days
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to unvested options	$ 1,400
Weighted average compensation recognition period	5 years
Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	2 years
Expected volatility, Minimum	63.70%
Expected volatility, Maximum	67.50%
Risk free interest rate, Minimum	0.24%
Risk free interest rate, Maximum	0.26%
Dividend Yield	0.00%